Insurance Risks - Additional Information (Details) (Professional Malpractice Liability Insurance, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Insurance Risks [Line Items]
Discount rate of professional liability risks	1.00%	1.00%	1.00%	1.00%
Undiscounted allowances for professional liability risks	$ 309.9	$ 293.3
Minimum
Insurance Risks [Line Items]
Discount rate of professional liability risks	1.00%
Minimum | Discount Rate Before Two Thousand Eight Policy Year
Insurance Risks [Line Items]
Discount rate of professional liability risks	1.00%
Maximum
Insurance Risks [Line Items]
Discount rate of professional liability risks	5.00%
Maximum | Discount Rate Before Two Thousand Eight Policy Year
Insurance Risks [Line Items]
Discount rate of professional liability risks	5.00%